BNY Mellon Corporate Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2%
Aerospace & Defense — 1.6%
RTX Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000	2,305,605
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	3,000,000	3,093,022
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	1,000,000	1,112,470
				6,511,097
Airlines — 3.1%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(a)	3.60	3/15/2027	1,578,006	1,558,683
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,560,064	2,524,152
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	5/15/2028	3,597,822	3,348,666
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	5,279,006	5,047,459
				12,478,960
Automobiles & Components — 1.7%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	3,000,000	3,234,517
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	4,000,000	3,647,415
				6,881,932
Banks — 23.5%
AIB Group PLC, Sr. Unscd. Notes(a)	6.61	9/13/2029	3,000,000	3,192,416
BAC Capital Trust XIV, Gtd. Notes, Ser. G, (3 Month TSFR +0.66%)(b),(c)	4.70	1/28/2026	3,000,000	2,456,518
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	2,500,000	2,594,213
Bank of America Corp., Jr. Sub. Notes, Ser. FF(b),(d)	5.88	3/15/2028	2,500,000	2,525,060
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	1,000,000	1,010,511
Barclays PLC, Jr. Sub. Notes(b),(d)	8.00	3/15/2029	2,000,000	2,122,458
Barclays PLC, Sub. Notes	7.12	6/27/2034	1,750,000	1,967,637
BPCE SA, Sub. Notes(a)	3.12	10/19/2032	4,000,000	3,601,882
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	3,500,000	3,740,731
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000	4,964,577
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	3,000,000	3,127,938
Credit Agricole SA, Sub. Notes(a)	4.00	1/10/2033	3,500,000	3,455,290
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	4,000,000	4,005,649
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	3,500,000	4,006,247
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	3,500,000	3,662,678
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.72	6/5/2030	3,000,000	3,148,465
M&T Bank Corp., Jr. Sub. Notes, Ser. G(b),(d)	7.30	2/1/2026	5,000,000	5,006,575
Morgan Stanley, Sub. Notes	5.95	1/19/2038	3,500,000	3,700,420
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	3,250,000	3,329,229
Nordea Bank Abp, Jr. Sub. Notes(a),(b)	6.63	3/26/2026	3,965,000	4,001,981
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,500,000	3,927,486
Societe Generale SA, Sr. Notes(a),(d)	6.69	1/10/2034	3,000,000	3,285,289
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)(b),(c),(d)	6.82	1/12/2026	4,000,000	3,980,648
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,000,000	3,380,505
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000	2,981,854
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	2,000,000	2,115,887
Wells Fargo & Co., Sr. Unscd. Notes	5.21	12/3/2035	3,250,000	3,357,691
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000	2,996,152
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000	3,317,561
				94,963,548
Beverage Products — .7%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000	2,893,811

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2% (continued)
Building Materials — 1.2%
Carlisle Cos., Inc., Sr. Unscd. Notes	3.75	12/1/2027	2,500,000	2,487,679
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	2,500,000	2,358,830
				4,846,509
Chemicals — 1.5%
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	3,000,000	2,871,653
Yara International ASA, Sr. Unscd. Notes(a)	4.75	6/1/2028	3,000,000	3,030,866
				5,902,519
Commercial & Professional Services — .7%
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	3,000,000	2,853,595
Consumer Discretionary — 3.6%
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	3,000,000	3,069,152
Leggett & Platt, Inc., Sr. Unscd. Notes(d)	4.40	3/15/2029	2,000,000	1,966,691
Marriott International, Inc., Sr. Unscd. Notes, Ser. II(d)	2.75	10/15/2033	3,250,000	2,849,098
Meritage Homes Corp., Gtd. Notes(d)	5.65	3/15/2035	2,500,000	2,567,320
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(a)	6.25	3/15/2032	3,000,000	3,105,087
Warnermedia Holdings, Inc., Gtd. Notes(d)	4.28	3/15/2032	1,242,000	1,136,430
				14,693,778
Diversified Financials — 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.75	6/6/2028	1,750,000	1,815,346
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	2,000,000	2,098,693
Aircastle Ltd., Gtd. Notes(a)	2.85	1/26/2028	2,050,000	1,990,772
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(a)	5.00	9/15/2030	1,000,000	1,012,221
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	4,000,000	3,818,864
BlackRock TCP Capital Corp., Sr. Unscd. Notes(d)	2.85	2/9/2026	3,000,000	2,979,325
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	4,000,000	3,782,662
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	3,000,000	2,923,678
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.60	9/15/2029	2,000,000	2,058,093
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	955,920
				23,435,574
Electronic Components — 1.4%
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	3,000,000	2,702,742
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,000,000	2,896,145
				5,598,887
Energy — 12.4%
Cenovus Energy, Inc., Sr. Unscd. Notes	2.65	1/15/2032	3,000,000	2,675,806
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(a)	2.74	12/31/2039	2,000,000	1,705,850
Cheniere Energy, Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000	2,000,133
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	2,000,000	1,950,331
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	2,750,000	2,827,793
El Paso Natural Gas Co. LLC, Gtd. Notes(a)	3.50	2/15/2032	3,000,000	2,804,553
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000	1,491,552
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,107,616
EQT Corp., Sr. Unscd. Notes(d)	5.75	2/1/2034	3,000,000	3,161,732
Helmerich & Payne, Inc., Sr. Unscd. Notes(d)	2.90	9/29/2031	3,000,000	2,688,250
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	2,000,000	2,044,786
Kinder Morgan, Inc., Gtd. Notes	5.85	6/1/2035	2,000,000	2,122,816
Marathon Petroleum Corp., Sr. Unscd. Notes	5.70	3/1/2035	2,250,000	2,337,915
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	3,500,000	3,529,237
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	2,750,000	2,919,611
Sabal Trail Transmission LLC, Sr. Unscd. Notes(a)	4.25	5/1/2028	3,000,000	2,982,826

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2% (continued)
Energy — 12.4% (continued)
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	3,000,000	3,218,260
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	2,500,000	2,483,633
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes(d)	3.25	5/15/2030	3,000,000	2,872,850
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000	2,293,445
				50,218,995
Environmental Control — .6%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000	2,466,259
Food Products — 1.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Gtd. Notes	3.00	2/2/2029	2,000,000	1,928,770
Sysco Corp., Gtd. Notes	5.10	9/23/2030	3,000,000	3,100,016
The Kroger Company, Sr. Unscd. Notes	5.00	9/15/2034	2,500,000	2,540,997
				7,569,783
Foreign Governmental — .7%
The Morongo Band of Mission Indians, Unscd. Bonds(a)	7.00	10/1/2039	2,500,000	2,729,804
Health Care — 7.7%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	2,250,000	2,183,059
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	1,250,000	1,055,980
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,250,000	3,388,323
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000	3,019,844
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	3,750,000	3,566,105
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	3,000,000	3,069,566
HCA, Inc., Gtd. Notes	3.63	3/15/2032	1,500,000	1,423,236
HCA, Inc., Gtd. Notes	5.75	3/1/2035	2,000,000	2,112,653
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	3,000,000	2,909,806
Royalty Pharma PLC, Gtd. Notes(a),(d)	2.20	9/2/2030	3,000,000	2,721,036
Takeda Pharmaceutical Co., Ltd., Sr. Unscd. Notes	5.00	11/26/2028	3,000,000	3,073,754
The Cigna Group, Sr. Unscd. Notes	5.25	1/15/2036	2,500,000	2,564,459
				31,087,821
Industrial — 1.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	1,500,000	1,480,899
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	2,500,000	2,524,785
				4,005,684
Information Technology — 2.9%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,000,000	2,903,547
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	3,000,000	3,184,621
Paychex, Inc., Sr. Unscd. Notes(d)	5.60	4/15/2035	2,750,000	2,893,280
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	2,590,000	2,657,873
				11,639,321
Insurance — 3.1%
Assured Guaranty US Holdings, Inc., Gtd. Notes(d)	3.15	6/15/2031	3,250,000	3,070,630
MetLife, Inc., Jr. Sub. Notes, Ser. D(b),(d)	5.88	3/15/2028	3,500,000	3,575,124
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000	3,044,277
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,000,000	2,971,763
				12,661,794
Internet Software & Services — .7%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	2,750,000	2,741,318
Materials — .5%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000	1,998,551

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2% (continued)
Media — .6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes(d)	4.40	4/1/2033	2,500,000	2,357,794
Metals & Mining — 2.5%
Anglo American Capital PLC, Gtd. Notes(a)	4.50	3/15/2028	3,000,000	3,021,603
Glencore Funding LLC, Gtd. Notes(a)	5.40	5/8/2028	1,500,000	1,541,327
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,750,000	2,562,956
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	2,750,000	2,831,789
				9,957,675
Municipal Securities — 3.3%
Detroit, GO, Ser. B-1	4.00	4/1/2044	4,971,590	3,944,570
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	4,000,000	3,424,701
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,226,485
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	3,728,180
				13,323,936
Real Estate — 3.7%
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	2,000,000	2,054,645
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000	2,187,421
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	3,000,000	2,846,523
Healthpeak OP LLC, Gtd. Notes	2.13	12/1/2028	2,250,000	2,120,526
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000	2,698,222
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	3,000,000	2,995,061
				14,902,398
Retailing — 2.5%
AutoNation, Inc., Sr. Unscd. Notes(d)	5.89	3/15/2035	2,000,000	2,088,910
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes(d)	3.15	1/15/2032	3,000,000	2,764,338
Dollar Tree, Inc., Sr. Unscd. Notes	2.65	12/1/2031	3,000,000	2,701,022
O’Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,750,000	2,789,031
				10,343,301
Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Inc., Sr. Unscd. Notes(a)	3.14	11/15/2035	2,000,000	1,752,406
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	3,000,000	2,768,534
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	2,500,000	2,594,175
Intel Corp., Sr. Unscd. Notes(d)	5.60	2/21/2054	3,000,000	2,862,484
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	2,750,000	2,808,535
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes(d)	5.00	1/15/2033	3,000,000	3,053,411
				15,839,545
Technology Hardware & Equipment — .9%
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036	3,000,000	3,660,156
Telecommunication Services — 3.2%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	4,000,000	2,754,646
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	3,250,000	3,363,846
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	4,750,000	3,586,160
Verizon Communications, Inc., Sr. Unscd. Notes	4.27	1/15/2036	3,500,000	3,306,306
				13,010,958

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.2% (continued)
Utilities — 1.3%
Black Hills Corp., Sr. Unscd. Notes(d)	2.50	6/15/2030	2,500,000	2,313,737
NextEra Energy Capital Holdings, Inc., Gtd. Notes(d)	6.70	9/1/2054	3,000,000	3,120,969
				5,434,706
Total Bonds and Notes (cost $400,262,634)				397,010,009

	1-Day Yield (%)	Shares
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,620,042)	4.15	3,620,042	3,620,042
Investment of Cash Collateral for Securities Loaned — 2.7%
Registered Investment Companies — 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $10,852,489)	4.15	10,852,489	10,852,489
Total Investments (cost $414,735,165)		101.8%	411,482,540
Liabilities, Less Cash and Receivables		(1.8%)	(7,210,961)
Net Assets		100.0%	404,271,579

GO—Government Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $50,088,067 or 12.4% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $43,931,736 and the value of the collateral was
$45,222,858, consisting of cash collateral of $10,852,489 and U.S. Government & Agency securities valued at $34,370,369.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Corporate Bond Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	380,956,269	—	380,956,269
Foreign Governmental	—	2,729,804	—	2,729,804
Municipal Securities	—	13,323,936	—	13,323,936
Investment Companies	14,472,531	—	—	14,472,531
	14,472,531	397,010,009	—	411,482,540

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized depreciation on investments was $3,252,626, consisting of $7,170,629 gross unrealized appreciation and $10,423,255 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.